Investments in subsidiaries, associates and joint ventures - Guarantees provided (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
% Voting capital	29.60%
Investments in associates and joint ventures	$ 1,798	$ 1,751
Equity results in income statement	246	494
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	1,296	1,113
Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	1,296	1,113
Equity results in income statement	213	166	$ 50
Dividends received	120	81	140
Base Metals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures		17
Equity results in income statement	$ 3	1
Base Metals [Member] | Korea Nickel Corp [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	2500.00%
% Voting capital	2500.00%
Investments in associates and joint ventures		17
Equity results in income statement	$ 3	1
All other segments [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	502	621
Equity results in income statement	30	327	(126)
Dividends received	$ 99	109	33
All other segments [member] | Mineracao Rio Grande do Norte S.A.
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	40.00%
% Voting capital	40.00%
Baovale Mineracao S.A | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.00%
% Voting capital	50.00%
Baovale Mineracao S.A | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 24	21
Equity results in income statement	$ 3	4	1
Dividends received		1
Companhia Coreano Brasileira De Pelotizacao [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.00%
% Voting capital	50.00%
Companhia Coreano Brasileira De Pelotizacao [Member] | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 80	51
Equity results in income statement	37	46	8
Dividends received	$ 17	33	34
Companhia Hispano Brasileira De Pelotizacao [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.89%
% Voting capital	50.00%
Companhia Hispano Brasileira De Pelotizacao [Member] | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 48	38
Equity results in income statement	18	1	11
Dividends received	$ 6	7	27
Companhia Italo Brasileira De Pelotizacao [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.90%
% Voting capital	50.00%
Companhia Italo Brasileira De Pelotizacao [Member] | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 62	48
Equity results in income statement	31	40	10
Dividends received	$ 24	23	23
Companhia Nipo Brasileira De Pelotizacao [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	51.00%
% Voting capital	50.00%
Companhia Nipo Brasileira De Pelotizacao [Member] | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 145	129
Equity results in income statement	52	40	8
Dividends received	$ 59	8	32
Mrs Logistica S.a. [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	48.16%
% Voting capital	47.09%
Mrs Logistica S.a. [Member] | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 509	418
Equity results in income statement	81	75	34
Dividends received	$ 14	9	22
Samarco Mineracao S.a. [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.00%
% Voting capital	50.00%
Vli S.a. [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	29.60%
% Voting capital	29.60%
Vli S.a. [Member] | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 428	408
Equity results in income statement	$ (9)	(40)	(22)
Dividends received			2
Alianca Geracao de Energia S.A. | All other segments [member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	55.00%
% Voting capital	55.00%
Investments in associates and joint ventures	$ 340	367
Equity results in income statement	31	53	28
Dividends received	$ 34	25	24
Alianca Norte Energia Participacoes S.A. | All other segments [member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	51.00%
% Voting capital	51.00%
Investments in associates and joint ventures	$ 106	105
Equity results in income statement	$ (7)	(4)
All other segments [member] | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement			(8)
California Steel Industries, Inc | All other segments [member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.00%
% Voting capital	50.00%
Equity results in income statement		228	(7)
Dividends received	$ 65	84
Companhia Siderurgica Do Pecem [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.00%
% Voting capital	50.00%
Investments in associates and joint ventures		99
Equity results in income statement		56	(131)
Mineracao Rio Grande do Norte S.A. | All other segments [member]
IfrsStatementLineItems [Line Items]
Equity results in income statement		(5)	(3)
Dividends received			9
Other [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 56	50
Equity results in income statement	6	(1)	(5)
Equity Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	1,798	1,751
Equity results in income statement	246	494	(76)
Dividends received	219	190	173
Other Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement	59	(1,765)	(944)
Equity Results And Other Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	1,798	1,751
Equity results in income statement	305	(1,271)	(1,020)
Dividends received	$ 219	$ 190	$ 173